Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency derivative instruments not designated as hedging instruments	$ 10,406	$ (3,431)	$ (2,062)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency derivative instruments not designated as hedging instruments	362	(302)	(2,060)
Cost of service [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency derivative instruments not designated as hedging instruments	4,666	(1,548)	(1,301)
Research and development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency derivative instruments not designated as hedging instruments	1,136	(319)	151
Selling, general and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency derivative instruments not designated as hedging instruments	1,276	(518)	(254)
Interest and other expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency derivative instruments not designated as hedging instruments	4,145	(1,250)	1,713
Income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency derivative instruments not designated as hedging instruments	$ (1,179)	$ 506	$ (311)